As filed with the U.S. Securities and Exchange Commission

on November 14, 2012

Securities Act File No. 333-151713
Investment Company Act File No. 811-22209

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933 ☑

Pre-Effective Amendment No. ________ ❑

Post-Effective Amendment No. 89 ☑

and/or

Registration Statement Under The Investment Company Act Of 1940 ☑

Amendment No. 92 ☑

(Check appropriate box or boxes)

Global X Funds

(Exact Name of Registrant as Specified in Charter)

623 Fifth Avenue, 15th Floor
New York, NY 10022
(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:  (212) 644-6440

Bruno del Ama Global X Management Company LLC 623 Fifth Avenue, 15th Floor New York, NY 10022 (Name and Address of Agent for Service)

With a copy to:

Daphne Tippens Chisolm, Esq.
Law Offices of DT Chisolm, P.C.
11524 C Providence Road, Suite 236
Charlotte, NC 28277

It is proposed that this filing will become effective (check appropriate box)

☑immediately upon filing pursuant to paragraph (b)

❑ on (date) pursuant to paragraph (b)

❑ 60 days after filing pursuant to paragraph (a)(1)

❑ on (date) pursuant to paragraph (a)(1)

❑ 75 days after filing pursuant to paragraph (a)(2)

❑ on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

❑ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This filing relates solely to the following series of the Registrant:

Global X Risk Parity ETF

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 89 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York on the 14th day of November, 2012.

Global X Funds

By: /s/ Bruno del Ama
President

Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

/s/ Bruno del Ama	President (Principal Executive Officer) and Trustee	November 14, 2012
Bruno del Ama
/s/ Jose C. Gonzalez	Chief Operating Officer, Treasurer (Principal Financial Officer) and Principal Accounting Officer	November 14, 2012
Jose C. Gonzalez

*
Sanjay Ram Bharwani	Trustee	November 14, 2012

*
Scott R. Chichester	Trustee	November 14, 2012

*
Kartik Kiran Shah	Trustee	November 14, 2012

*/s/ Bruno del Ama
Attorney-In-Fact, pursuant to power of attorney

EXHIBIT INDEX

Index No. Description of Exhibit

EX-101.INS XBRL Instance Document

EX-101.SCH XBRL Taxonomy Extension Schema Document

EX-101.CAL XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE XBRL Taxonomy Extension Presentation Linkbase